Lease - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 14,260	$ 15,653
Operating Lease, Liability, Current	4,972	5,003
Operating Lease, Liability, Noncurrent	$ 9,157	$ 10,353
Operating Lease, Weighted Average Remaining Lease Term	4 years 7 months 2 days
Operating Lease, Weighted Average Discount Rate, Percent	2.48%